Provisions for Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Provisions for Liabilities

	At 1 January	Translation adjustment	Arising on acquisition (note 30)	Provided during year	Utilised during year	Disposed during year	Reversed unused	Discount unwinding	At 31 December
	$m	$m	$m	$m	$m	$m	$m	$m	$m
31 December 2022
Insurance (i)	395	(6)	-	178	(108)	-	(44)	6	421
Environment and remediation (ii)	681	(40)	17	35	(26)	(10)	(69)	8	596
Rationalisation and redundancy (iii)	21	(1)	-	16	(11)	(2)	(6)	-	17
Other (iv)	319	(22)	2	83	(41)	22	(41)	2	324
Total	1,416	(69)	19	312	(186)	10	(160)	16	1,358
Analysed as:
Non-current liabilities	937								845
Current liabilities	479								513
Total	1,416								1,358

The equivalent disclosure for the prior year is as follows:
31 December 2021
Insurance (i)	349	(4)	1	137	(76)	-	(17)	5	395
Environment and remediation (ii)	684	(18)	-	49	(26)	(3)	(15)	10	681
Rationalisation and redundancy (iii)	48	(1)	-	29	(36)	-	(19)	-	21
Other (iv)	361	(14)	-	100	(63)	(3)	(65)	3	319
Total	1,442	(37)	1	315	(201)	(6)	(116)	18	1,416
Analysed as:
Non-current liabilities	953								937
Current liabilities	489								479
Total	1,442								1,416

(i)This provision relates to obligations arising under the self-insurance components of the Group’s insurance arrangements which comprise employers’ liability (workers’ compensation in the US), public and products liability (general liability in the US), automobile liability, property damage, business interruption and various other insurances; a substantial proportion of the total provision pertains to claims which are classified as “incurred but not reported”. Due to the extended timeframe associated with many of the insurances, a significant proportion of the total provision is subject to periodic actuarial valuation. The projected cash flows underlying the discounting process are established through the application of actuarial triangulations, which are extrapolated from historical claims experience. The triangulations applied in the discounting process indicate that the Group’s insurance provisions have an average life of four years (2021: four years).
(ii)This provision comprises obligations governing site remediation, restoration and environmental works to be incurred in compliance with either local or national environmental regulations together with constructive obligations stemming from established best practice. The value of current obligations is $70 million
(2021: $96 million), whilst $282 million (2021: $310 million) of the total provision will be utilised in the medium-term (two to ten years). The value of legal and constructive obligations applicable to long-lived assets (principally mineral-bearing land) that will unwind over a 30-year timeframe is $244 million (2021: $275 million). In discounting the related obligations, expected future cash outflows have been determined with due regard to extraction status and anticipated remaining life. The discount rates used are consistent with the timing of the expected future cash outflows of the provision and the economic environment of the jurisdiction where the provision will be settled.
(iii)These provisions relate to irrevocable commitments under various rationalisation and redundancy programmes, none of which are individually material to the Group. In 2022 $16 million (2021: $29 million; 2020: $111 million) was provided in respect of rationalisation and redundancy activities as a consequence of undertaking various cost reduction initiatives across all operations. These initiatives included removing excess capacity from manufacturing and distribution networks and scaling operations to match supply and demand. The Group expects that these provisions will primarily be utilised within one to two years of the balance sheet date (2021: one to two years).
(iv)Other provisions primarily relate to legal claims and also include onerous contracts, guarantees and warranties and employee related provisions. The Group expects the majority of these provisions will be utilised within one to five years of the balance sheet date (2021: one to five years); however due to the nature of the legal provisions there is a level of uncertainty in the timing of settlement as the Group generally cannot determine the extent and duration of the legal process.